Taxes on Income (Details) - Schedule of Taxes on Income Included in Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Schedule of Taxes on Income Included In Profit or Loss [Abstract]
Current taxes	$ 210	$ 131	$ 197
Deferred taxes	(39)	(1,039)	65
Tax previous years		132
Total	$ 171	$ (776)	$ 262

[1]	Comparative figures including the discontinued operation results.